19. SUBLICENSING FEE REVENUE (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Sublicensing Fee Revenue Details Narrative
Sublicensing revenue	$ 19,000	$ 14,000